INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventories
	As of December 31,
	2014	2015
	RMB	RMB	US$
Media products	1,996,795	2,038,922	314,755
General merchandise	194,047	223,791	34,548
Packing materials and others	10,328	9,374	1,447
	2,201,170	2,272,087	350,750